Employee Information - Summary of Average Number of Employees (Detail) - Employee	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Information About Employees [line items]
Average number of employees	101,741	100,757
Women [member]
Disclosure of Information About Employees [line items]
Average number of employees	25,447	24,722
Men [member]
Disclosure of Information About Employees [line items]
Average number of employees	76,294	76,035
South East Asia, Oceania and India [member]
Disclosure of Information About Employees [line items]
Average number of employees	26,602	26,298
South East Asia, Oceania and India [member] | Women [member]
Disclosure of Information About Employees [line items]
Average number of employees	5,700	5,470
South East Asia, Oceania and India [member] | Men [member]
Disclosure of Information About Employees [line items]
Average number of employees	20,902	20,828
North East Asia [member]
Disclosure of Information About Employees [line items]
Average number of employees	13,087	13,902
North East Asia [member] | Women [member]
Disclosure of Information About Employees [line items]
Average number of employees	4,376	4,579
North East Asia [member] | Men [member]
Disclosure of Information About Employees [line items]
Average number of employees	8,711	9,323
North America [member]
Disclosure of Information About Employees [line items]
Average number of employees	10,886	10,268
North America [member] | Women [member]
Disclosure of Information About Employees [line items]
Average number of employees	2,471	2,269
North America [member] | Men [member]
Disclosure of Information About Employees [line items]
Average number of employees	8,415	7,999
Europe and Latin America [member]
Disclosure of Information About Employees [line items]
Average number of employees	46,654	45,917
Europe and Latin America [member] | Women [member]
Disclosure of Information About Employees [line items]
Average number of employees	12,017	11,581
Europe and Latin America [member] | Men [member]
Disclosure of Information About Employees [line items]
Average number of employees	34,637	34,336
Middle East and Africa [member]
Disclosure of Information About Employees [line items]
Average number of employees	4,512	4,372
Middle East and Africa [member] | Women [member]
Disclosure of Information About Employees [line items]
Average number of employees	883	823
Middle East and Africa [member] | Men [member]
Disclosure of Information About Employees [line items]
Average number of employees	3,629	3,549
Of which in EU [member]
Disclosure of Information About Employees [line items]
Average number of employees	35,265	34,699
Of which in EU [member] | Women [member]
Disclosure of Information About Employees [line items]
Average number of employees	9,006	8,728
Of which in EU [member] | Men [member]
Disclosure of Information About Employees [line items]
Average number of employees	26,259	25,971
Of which in Sweden [member]
Disclosure of Information About Employees [line items]
Average number of employees	14,043	13,410
Of which in Sweden [member] | Women [member]
Disclosure of Information About Employees [line items]
Average number of employees	3,408	3,173
Of which in Sweden [member] | Men [member]
Disclosure of Information About Employees [line items]
Average number of employees	10,635	10,237